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                         EATON VANCE PRIME RATE RESERVES
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Prime Rate Reserves (the "Registrant") (1933 Act File No. 333-32268) certifies (a) that the forms of prospectus and the statement of additional information dated April 20, 2001 do not differ materially from those contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Registration Statement on Form N-2, and (b) that Amendment No. 5 was filed electronically with the Commission (Accession No. 0000940394-01-500126) on April 3, 2001.


Eaton Vance Prime Rate Reserves



By:  /s/ Eric G. Woodbury
     --------------------
     Eric G. Woodbury, Esq.
     Assistant Secretary



Date:    April 23, 2001